Investments - Schedule of Assets Held for Sale at Book Value (Details) - BRL (R$) R$ in Millions	Nov. 30, 2023	Sep. 30, 2023	Apr. 30, 2023
Disclosure of detailed information about investment property [line items]
Book value			R$ 350
Fair value net of selling expenses			592
Baguari Energia [Member]
Disclosure of detailed information about investment property [line items]
Book value		R$ 160	160
Fair value net of selling expenses			392
Retiro Baixo [Member]
Disclosure of detailed information about investment property [line items]
Book value	R$ 191		190
Fair value net of selling expenses			R$ 200